Segmented information - Property, plant and equipment, net (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of geographical areas [line items]
Property, plant and equipment	$ 4,155,283	$ 3,686,149
United States
Disclosure of geographical areas [line items]
Property, plant and equipment	2,211,333	1,840,893
Egypt
Disclosure of geographical areas [line items]
Property, plant and equipment	564,454	576,721
New Zealand
Disclosure of geographical areas [line items]
Property, plant and equipment	211,544	208,340
Trinidad
Disclosure of geographical areas [line items]
Property, plant and equipment	70,432	95,082
Canada
Disclosure of geographical areas [line items]
Property, plant and equipment	165,783	174,905
Chile
Disclosure of geographical areas [line items]
Property, plant and equipment	102,467	102,766
Waterfront Shipping
Disclosure of geographical areas [line items]
Property, plant and equipment	792,016	645,707
Other
Disclosure of geographical areas [line items]
Property, plant and equipment	$ 37,254	$ 41,735